Current and Deferred Income Tax (Details 5) - Tax loss carry-forward [Member] $ in Thousands	12 Months Ended
Jun. 30, 2019 ARS ($)
Disclosure of financial assets [line items]
Tax loss carry-forward	$ 339,359
Argentina | 2015 [Member]
Disclosure of financial assets [line items]
Tax loss carry-forward	$ 333
Date generated	2015
Date of expiration	2020
Rate	25.00%
Argentina | 2016 [Member]
Disclosure of financial assets [line items]
Tax loss carry-forward	$ 294
Date generated	2016
Date of expiration	2021
Rate	25.00%
Argentina | 2017 [Member]
Disclosure of financial assets [line items]
Tax loss carry-forward	$ 25,357
Date generated	2017
Date of expiration	2022
Rate	25.00%
Argentina | 2018 [Member]
Disclosure of financial assets [line items]
Tax loss carry-forward	$ 78,267
Date generated	2018
Date of expiration	2023
Rate	25.00%
Argentina | 2019 [Member]
Disclosure of financial assets [line items]
Tax loss carry-forward	$ 235,108
Date generated	2019
Date of expiration	2024
Rate	25.00%